EMPLOYEE EQUITY INCENTIVE AWARDS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
EMPLOYEE EQUITY INCENTIVE AWARDS [Abstract]
Total unrecognized compensation cost	$ 28,690
Period over which unrecognized compensation cost will be recognized	4
Weighted average period over which unrecognized compensation cost will be recognized	2 years